Condensed Consolidated Statements of Income - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 14, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenues
New and pre-owned vehicles				$ 546,385	$ 500,772
Parts, service and other				68,453	64,577
Total revenue				614,838	565,349
Cost of revenues
New and pre-owned vehicles				472,318	435,122
Parts, service and other				15,383	13,045
Total cost of revenues				487,701	448,167
Gross profit				127,137	117,182
Selling, general, and administrative expenses				105,096	97,614
Income from operations				22,041	19,568
Other income/expense
Gain on sale of property and equipment				98
Interest expense				(8,752)	(7,274)
Income before income tax expense				13,387	12,294
Income tax expense				(5,085)	(4,511)
Net income				$ 8,302	$ 7,783
Successor [Member]
Revenues
New and pre-owned vehicles	$ 39,167
Parts, service and other	4,738
Total revenue	43,905
Cost of revenues
New and pre-owned vehicles	33,489
Parts, service and other	538
Total cost of revenues	34,027
Gross profit	9,878
Transaction costs	2,806
Selling, general, and administrative expenses	5,247
Income from operations	1,825
Other income/expense
Gain on sale of property and equipment
Interest expense	(685)
Total other expense	(685)
Income before income tax expense	1,140
Income tax expense	(449)
Net income	691
Dividends on Series A Convertible Preferred Stock	(210)
Deemed dividend on Series A Convertible Preferred Stock	(3,392)
Net loss attributable to common stockholders	$ (2,911)
Successor EPS:
Basic and diluted loss per share	$ (0.30)
Weighted average shares outstanding - basic and diluted	9,668,250
Predecessor [Member]
Revenues
New and pre-owned vehicles		$ 119,111	$ 150,831
Parts, service and other		14,828	19,134
Total revenue		133,939	169,965
Cost of revenues
New and pre-owned vehicles		101,830	130,845
Parts, service and other		3,047	3,459
Total cost of revenues		104,877	134,304
Gross profit		29,062	35,661
Transaction costs		438	46
Selling, general, and administrative expenses		23,552	27,033
Income from operations		5,072	8,582
Other income/expense
Gain on sale of property and equipment		1
Interest expense		(2,019)	(2,162)
Total other expense		(2,018)	(2,162)
Income before income tax expense		3,054	6,420
Income tax expense		(718)	(2,445)
Net income		$ 2,336	$ 3,975